CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 25,643	$ 28,751
Restricted cash	543	154
Short-term bank deposits	47,000	18,015
Investment in Evogene	1,054	4,565
Other accounts receivable and prepaid expenses	858	1,731
Total current assets	75,098	53,216
NON-CURRENT ASSETS:
Long-term bank deposits	35,026
Long-term prepaid expenses	108	158
Severance pay fund	2,024	2,129
Property and equipment, net	2,730	1,208
Total non-current assets	39,888	3,495
Total assets	114,986	56,711
CURRENT LIABILITIES:
Trade payables	1,493	693
Deferred revenue	1,789	5,318
Research and development funding arrangement	421
Other accounts payable and accrued expenses	2,886	1,728
Total current liabilities	6,589	7,739
NON-CURRENT LIABILITIES:
Research and development funding arrangement		13,189
Deferred revenue		1,454
Accrued severance pay	2,281	2,441
Total non-current liabilities	2,281	17,084
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2014 and 2013; 50,254,492 and 41,002,113 shares issued and outstanding at December 31, 2014 and 2013, respectively	137	111
Additional paid-in capital	324,053	235,351
Accumulated other comprehensive income	1,222	4,628
Accumulated deficit	(219,296)	(208,202)
Total shareholders' equity	106,116	31,888
Total liabilities and shareholders' equity	$ 114,986	$ 56,711